COMMON SHARES - Common Shares (Details) - CAD ($) $ / shares in Units, $ in Billions	Oct. 01, 2024	Aug. 10, 2022
Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		28,400,000
Price per share (in Canadian dollars per share)		$ 63.50
Consideration received on transaction		$ 1.8
Common shares | TC Energy
Class of Stock [Line Items]
Spinoff of Liquids Pipelines business (in shares)	1
Common shares | South Bow Canadian Infrastructure Holdings Ltd
Class of Stock [Line Items]
Spinoff of Liquids Pipelines business (in shares)	0.2